PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATION (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Profit/(Loss) for the year from discontinued operations		$ 77	$ 568	$ (1,609)
Basic weighted average number of ordinary shares		83,606,810	83,612,908	86,486,409
Diluted weighted average number of ordinary shares		101,870,064	103,508,820	107,510,179
Tax credit recovered	[1]		$ (590)	$ 323
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Profit/(Loss) for the year from discontinued operations		$ 77	$ 568	$ (1,609)
Basic weighted average number of ordinary shares		83,606,810	83,612,908	86,486,409
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic weighted average number of ordinary shares		20,901,703	20,903,227	21,621,602
Diluted weighted average number of ordinary shares		25,467,517	25,877,205	26,877,544

[1]	In 2019, there was a deferred tax credit of US$444,000 (2018: charge of US$369,000; 2017: credit of US$170,000) recognised in respect of Ireland and a deferred tax credit of US$397,000 (2018: credit of US$775,000; 2017: credit of US$1,501,000) recognised in respect of overseas tax jurisdictions.